Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

18. Share-based compensation

(a)	Description of stock option plan

2019 Incentive Plan

In January 2020, the Company permitted the grant of options and restricted shares to relevant directors, officers, senior management, employees and non-employees of the Group (the “2019 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

The stock options granted under the 2019 Incentive Plan have a contractual term of 10 years and will expire the earlier of (i) three months after termination of service with the Group, or (ii) upon the tenth anniversary of the grant date.

18. Share-based compensation (Continued)

(a)	Description of stock option plan (Continued)

The stock options granted under the 2019 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 50% vested on grant date and another 50% vested on anniversary; or (iii) 25% vested on each anniversary for vesting schedule of four years.

The restricted shares granted under the 2019 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 25% vested on each anniversary or 6.25% vested on each quarter for vesting schedule of four years; or (iii) 50% vested on each anniversary for vesting schedule of two years.

2023 Incentive Plan

In September 2023, the Company permitted the grant of options, restricted shares or any other type of awards to relevant directors, employees and non-employees of the Group (the “2023 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

In accordance with ASC 718 Stock Compensation, the Group recorded share-based compensation expense on the grant date of the equity interests to its employees equal to the estimated fair-value of such equity interests at the measurement date. The share-based compensation expense was recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses on the consolidated statements of operations and comprehensive loss.

The stock options granted under the 2023 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 50% vested on grant date and another 50% vested on anniversary; or (iii) 25% vested on each anniversary for vesting schedule of four years.

The restricted shares granted under the 2023 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 25% vested on each quarter for vesting schedule of one year; or (iii) 100% vested on one-year anniversary.

Stock option replacement (the “Replacement”)

On January 1, 2023 and July 1, 2023, a total of 86,871,800 and 20,359,900 vested options were replaced by 86,871,800 and 20,359,900 restricted shares of CCT, which were converted into restricted shares of the Company upon the completion of the Reverse Recapitalization (Note 3). The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company concluded the cancellation and replacement of awards is a modification, and determined the modification is a probable-to-probable (Type I) modification. The Company has recognized the portion of incremental value of RMB26.2 million and RMB26.3 million as cost of revenues and expenses immediately for those vested options.

(b)	Valuation assumptions

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

	For the years ended December 31,
Options	2023	2024	2025
Fair value per share (US$)	6.33-6.37	0.79~0.80	0.68~1.04
Discount rate (after tax)	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.88%	4.58%	4.11%~4.24%
Expected volatility	64.2%	65.7%	59.65%~73.81%
Contractual term (in years)	10	10	10

18. Share-based compensation (Continued)

(b)	Valuation assumptions (Continued)

For the years ended December 31,
Restricted shares	2023(prior to the Business Combination)	2024	2025
Fair value per share (US$)	4.90-5.45	Not applicable	Not applicable
Discount rate (after tax)	15.0%-16.0%	Not applicable	Not applicable
Discount for lack of marketability (“DLOM”)	5%-10%	Not applicable	Not applicable

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date.

(c)	Stock options activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2023, 2024 and 2025.

	Number of Options Outstanding*			Weighted Average exercise	Weighted average remaining contractual	Aggregated
	Employees	Consultant	Total	price	life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	RMB in thousands

Outstanding at January 1, 2023	7,618	331	7,949	1.7905	4.67	65,572
Replacement	(7,545)	(331)	(7,876)	1.3119	-	-
Granted	528	-	528	0.1000	-	-
Forfeited	(28)	-	(28)	8.1954	-	-
Outstanding at December 31, 2023	573	-	573	0.6675	9.73	23,775
Exercisable as of December 31, 2023	295	-	295	1.1978	9.48	11,367

Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.3437	-	-
Granted	899	-	899	0.1000	-	-
Exercised	(1)		(1)	0.1000	-	-
Forfeited	(47)	-	(47)	0.9706	-	-
Outstanding at December 31, 2024	1,402	-	1,402	0.1785	9.32	7,990
Exercisable as of December 31, 2024	733	-	733	0.2498	9.27	4,147

Outstanding at January 1, 2025	1,402	-	1,402	0.1785	9.32	7,990
Granted	323	431	754	0.0486	-	-
Exercised	(148)	-	(148)	0.1000	-
Forfeited	(24)	-	(24)	0.1000	-	-
Outstanding at December 31, 2025	1,553	431	1,984	0.1358	8.81	10,332
Exercisable as of December 31, 2025	1,076	431	1,507	0.1471	8.86	7,894

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

The weighted average grant date fair value of options granted for the years ended December 31, 2023, 2024 and 2025 were RMB42.1761 (US$5.9404), RMB15.1110 (US$2.0702) and RMB17.6163 (US$2.5191) per option, respectively.

18. Share-based compensation (Continued)

(d)	Restricted shares activities

The following table sets forth the summary of restricted share activities for the years ended December 31, 2023, 2024 and 2025:

	Number of Restricted Shares Granted*	Weighted-Average Grant Date Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2023	786	4.8435
Replacement	7,876	4.9821
Awarded	703	6.4017
Vested	(8,938)	5.0743
Forfeited	(97)	5.5168
Outstanding at December 31, 2023	330	5.0233
Unvested as of January 1, 2024	330	5.0233
Replacement	22	4.2700
Awarded	1,589	1.6553
Vested	(1,757)	1.9938
Forfeited	(77)	4.9078
Outstanding at December 31, 2024	107	4.6904
Unvested as of January 1, 2025	107	4.6904
Awarded	1,835	0.9875
Vested	(1,191)	1.3719
Forfeited	(731)	0.8407
Outstanding at December 31, 2025	20	3.3155

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

On March 31, 2026, the Group granted 99,000 options to its employees under the 2023 Incentive Plan. The options are granted with an exercise price determined by the Board of Directors, and with terms that immediately vested upon grant.